--------------------------------------------------------------------------------
                                                                ASSET ALLOCATION
--------------------------------------------------------------------------------

   Alliance Growth
   Investors Fund
   and
   Alliance Conservative
   Investors Fund

   Semi-Annual Report
   October 31, 2000

                               [GRAPHIC OMITTED]

                                    Alliance Capital [LOGO](R)
                                    The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                             o Are Not FDIC Insured
                             o May Lose Value
                             o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
December 27, 2000

Dear Shareholder:

This report provides the investment results and market activity for Alliance Growth Investors Fund and Alliance Conservative Investors Fund for the semi-annual reporting period ended October 31, 2000.

Investment Objective and Policies for Alliance Growth Investors Fund

Alliance Growth Investors Fund seeks to achieve the highest total return consistant with Alliance's determination of reasonable risk through investment in a mix of equity and fixed income securities. Normally, the Fund will invest approximately 70% of its total assets in equity securities.

Investment Results for Alliance Growth Investors Fund

During the six- and 12-month periods ended October 31, 2000, Class A shares of Alliance Growth Investors Fund returned -2.36% and 4.56%, respectively. The corresponding returns for the composite benchmark were 1.02% and 6.45%, respectively.

Fixed income investments over the six- and 12-month periods have performed reasonably close to the composite. In a period in which equity investments underperformed, the asset allocation decision to have above-benchmark exposure to bonds was thus beneficial. Equity performance was the chief contributor to the underperformance of the Fund. Notwithstanding the Fund's relatively low technology weighting, stock selection in the U.S. market reduced value during a period, particularly in the past six months, when many important technology companies, some of which were held by the Fund, fell markedly in price. Overseas, equity performance was hampered by the effects of currency weakness in Europe and poor market returns in volatile Asian stock markets.

INVESTMENT RESULTS*
Periods Ended October 31, 2000

                                                         -----------------------
                                                               Total Returns
                                                         -----------------------
                                                         6 Months      12 Months
--------------------------------------------------------------------------------
Alliance Growth
Investors Fund
   Class A                                                -2.36%           4.56%
--------------------------------------------------------------------------------
   Class B                                                -2.68%           3.85%
--------------------------------------------------------------------------------
   Class C                                                -2.68%           3.85%
--------------------------------------------------------------------------------
S&P 500
Stock Index                                               -1.03%           6.08%
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate
Bond Index                                                 5.80%           7.30%
--------------------------------------------------------------------------------
70%/30%
Composite:
S&P 500 Stock
Index / Lehman
Brothers
Aggregate
Bond Index                                                  1.02%          6.45%
--------------------------------------------------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

      The unmanaged S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the


--------------------------------------------------------------------------------
                  ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      overall U.S. stock market. The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Credit Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The 70%/30% Composite is a blend of both the S&P 500 Stock Index and the Lehman Brothers Aggregate Bond Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

      Additional investment results appear on pages 6-9.

Investment Objective and Policies for Alliance Conservative Investors Fund

Alliance Conservative Investors Fund seeks to achieve a high total return without, in the view of Alliance, undue risk to principal through investment in a mix of equity and fixed income securities. Normally, the Fund will invest approximately 70% of its total assets in fixed income securities.

Investment Results for Alliance Conservative Investors Fund

During the six- and 12-month periods ended October 31, 2000, Class A shares of Alliance Conservative Investors Fund returned 1.68% and 5.09%, respectively. The corresponding returns for the composite benchmark were 3.75% and 6.93%, respectively.

As with Alliance Growth Investors Fund, underperformance was reduced by the asset allocation decision to have above benchmark exposure to bonds over the last several months. Fixed income investments performed in line with the composite. Again, similar to Alliance Growth Investors Fund, equity performance was hindered by stock selection in the U.S., a weak currency in Europe and poor market returns in volatile Asian markets.

INVESTMENT RESULTS*
Periods Ended October 31, 2000

                                                           ---------------------
                                                                Total Returns
                                                           ---------------------
                                                           6 Months    12 Months
--------------------------------------------------------------------------------
Alliance
Conservative
Investors Fund
   Class A                                                  1.68%       5.09%
--------------------------------------------------------------------------------
   Class B                                                  1.40%       4.29%
--------------------------------------------------------------------------------
   Class C                                                  1.32%       4.29%
--------------------------------------------------------------------------------
Lehman
Brothers
Aggregate
Bond Index                                                  5.80%       7.30%
--------------------------------------------------------------------------------
S&P 500
Stock Index                                                -1.03%       6.08%
--------------------------------------------------------------------------------
70%/30% Composite:
Lehman Brothers
Aggregate
Bond Index /
S&P 500
Stock Index                                                 3.75%       6.93%
--------------------------------------------------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2000. All fees and expenses related to the operation of the Fund have been


--------------------------------------------------------------------------------
2 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

      deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

      The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Credit Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The unmanaged S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The 70%/30% Composite is a blend of both the Lehman Brothers Aggregate Bond Index and the S&P 500 Stock Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

      Additional investment results appear on pages 10-13.

Economic and Market Environment

After the hard pace set in the opening months of the year, stock market volatility has trailed off somewhat over the past five months. However, this has not been the case in all regions. This relative placidity has not coincided with much more satisfying returns. The MSCI World Index fell approximately 5% from the end of April to the end of September, and no major region recorded a gain in U.S. dollar terms. North America and the United Kingdom performed relatively well, declining 3% and 4%, respectively. Due in no small part to the effect of a weak currency, the EMU (European Monetary Union) region fell by 8%. Without such a disadvantage, the Pacific region lost 9%.

All regions continued to struggle with concerns that the profit growth of highly valued technology companies would not meet expectations. In Asia, the semiconductor sector was under the most pressure. In the U.S. and Europe, the telecommunications sector suffered as sales growth slowed from the dizzying heights of recent years. It is ominous that companies that benefited from the boom in capital expenditure in the Internet sector have shown a pattern of softer profit growth. This particular sector has faced severely adverse market conditions. The question investors must now exercise greatly is how far through the market this fall off in spending will be felt.

Over the period, U.S. government bond markets showed little dramatic change. However, there was a considerable price change as markets attempted to discount future growth and inflation rates. This involved driving up Treasuries through the late spring and summer on increasingly strong indications that


--------------------------------------------------------------------------------
                  ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

growth prospects were slowing and then driving them back down again in September in reaction to high oil prices and signs of continuing robust consumer sentiment. Both sides of this trade can point to sound supporting evidence. Business confidence has definitely fallen away over several months but, on the other hand, consumer confidence and private sector credit continue to be extremely strong. The oil price speaks for itself. The 10-year T-bond was up over a point and yielding some 40 basis points less by the end of September.

The story of currencies over the past several months has mainly been the story of the euro. The single currency dropped approximately 9% against the U.S. dollar, hitting new lows with great regularity. The once current argument that the currency would rally on stock market weakness in the U.S. has been refuted by the facts. It now seems that investors continue to prefer the dynamics of the U.S. economy even without the inducement of a bull market.

The widely reported ambitions of some politicians and bureaucrats in Europe to see the currency ascend to the status of an alternative reserve to the U.S. dollar have been severely dented during the reporting period. The combined intervention of major central banks in September did little more than arrest what was becoming an alarming slide in the exchange rate, while the monetary tightening undertaken by the European Central Bank (ECB) had little noticeable effect at all. In difficult market circumstances, investors still seem to see security in the U.S. dollar.


--------------------------------------------------------------------------------
4 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

[PHOTO OMITTED]    John D.
                   Carifa

[PHOTO OMITTED]    Nicholas D.P.
                   Carn

Portfolio Manager, Nicholas D.P. Carn, is also Chief Investment Officer for Alliance Asset Allocation Group. He has over 22 years of investment experience.

Two reasons to remain cautious of the euro for now: the fact that oil is traded internationally in U.S. currency and the less-than-resolute reactions of several European governments in the face of fiscal protests over high fuel duties.

We appreciate your investment in Alliance's asset allocation funds and look forward to reporting their investment results in the ensuing periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Nicholas D.P. Carn

Nicholas D.P. Carn
Vice President


--------------------------------------------------------------------------------
                  ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 10/31/00

[The following table was depicted as a mountain chart in the printed material.]

                             <PLOT POINTS TO COME>

S&P 500 Stock Index: $41,008

70% S&P 500 Stock Index / 30% LB Aggregate Bond Index: $34,009

Alliance Growth Investors Fund Class A: $25,652

This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Investors Fund Class A shares (from 5/31/92 to 10/31/00) as compared to the performance of an appropriate broad-based index and a composite benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Credit Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The 70%/30% composite benchmark is a blend of both the S&P 500 Stock Index and the Lehman Brothers Aggregate Bond Index with a 70%/30% weighting, respectively.

When comparing Alliance Growth Investors Fund to the index and composite benchmark shown above, you should note that no charges or expenses are reflected in the performance of the index and composite benchmark. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

* Closest month-end after Fund's Class A share inception date of 5/4/92.


--------------------------------------------------------------------------------
6 o ALLIANCE GROWTH INVESTORS FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH INVESTORS FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 10/31

                               [BAR CHART OMITTED]

                              <PLOT POINTS TO COME>

           Alliance Growth Investors Fund--Yearly Periods Ended 10/31
--------------------------------------------------------------------------------
                                                       70% S&P 500 Stock Index/
                              Alliance Growth            30% Lehman Brothers
                              Investors Fund             Aggregate Bond Index
--------------------------------------------------------------------------------
       10/31/92*                    7.50%                        3.62%
       10/31/93                    16.25%                       14.00%
       10/31/94                    -1.34%                        1.60%
       10/31/95                    18.95%                       23.18%
       10/31/96                    11.35%                       18.61%
       10/31/97                    17.42%                       25.14%
       10/31/98                    13.73%                       18.21%
       10/31/99                    18.47%                       18.12%
       10/31/00                     4.56%                        6.45%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the Fund's net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B and Class C shares will vary due to different expenses charged to these classes. Returns for the Fund include the reinvestment of any distributions paid during the period.

The unmanaged S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Credit Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The 70%/30% Composite is a blend of both the S&P 500 Stock Index and the Lehman Brothers Aggregate Bond Index with a 70%/30% weighting, respectively. An investor cannot in vest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

* The Fund's return for the period ended 10/31/92 is from the Fund's inception date of 5/4/92 through 10/31/92. The composite benchmark's return for the period ended 10/31/92 is from 4/30/92 through 10/31/92.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH INVESTORS FUND o 7

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
October 31, 2000 (unaudited)

ALLIANCE GROWTH INVESTORS FUND

INCEPTION DATES          PORTFOLIO STATISTICS

Class A Shares           Net Assets ($mil): $145.8
5/4/92                   Median Market Capitalization ($mil): $61,699
Class B Shares
5/4/92
Class C Shares
8/2/93

SECURITY TYPE

Equities
o 43.49% Common Stock

Fixed Income                          [PIE CHART OMITTED]
o 51.08% Treasury
o  5.43% Short-Term

All data as of October 31, 2000. The Fund's security type breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.


--------------------------------------------------------------------------------
8 o ALLIANCE GROWTH INVESTORS FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

ALLIANCE GROWTH INVESTORS FUND
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2000

Class A Shares
--------------------------------------------------------------------------------
                             Without Sales Charge            With Sales Charge
         1 Year                     4.56%                          0.09%
        5 Years                    12.99%                         12.02%
Since Inception*                   12.40%                         11.83%

Class B Shares
--------------------------------------------------------------------------------
                             Without Sales Charge            With Sales Charge
         1 Year                     3.85%                          0.24%
        5 Years                    12.20%                         12.20%
Since Inception*                   11.65%                         11.65%

Class C Shares
--------------------------------------------------------------------------------
                             Without Sales Charge             With Sales Charge
         1 Year                     3.85%                          2.95%
        5 Years                    12.21%                         12.21%
Since Inception*                   10.92%                         10.92%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2000)

                                 Class A             Class B           Class C
--------------------------------------------------------------------------------
         1 Year                    4.01%              4.04%              6.91%
        5 Years                   12.25%             12.42%             12.44%
Since Inception*                  12.08%             11.88%             11.20%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The value of the fixed income securities will change as the general level of interest rates fluctuate. The Fund can invest in foreign securities, including emerging markets, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may invest a portion of its assets in below investment grade debt securities, which are subject to special risks.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception date: 5/4/92, Classes A and B; 8/2/93, Class C.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH INVESTORS FUND o 9

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE CONSERVATIVE INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 10/31/00

[The following table was depicted as a mountain chart in the printed material.]

                             <PLOT POINTS TO COME>

70% LB Aggregate Bond Index / 30% S&P 500 Stock Index: $24,675

Alliance Conservative Investors Fund Class A: $18,407

Lehman Brothers Aggregate Bond Index: $17,676

This chart illustrates the total value of an assumed $10,000 investment in Alliance Conservative Investors Fund Class A shares (from 5/31/92 to 10/31/00) as compared to the performance of an appropriate broad-based index and a composite benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Credit Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The unmanaged Standard & Poor's 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The 70%/30% composite benchmark is a blend of both the Lehman Brothers Aggregate Bond Index and the S&P 500 Stock Index with a 70%/30% weighting, respectively.

When comparing Alliance Conservative Investors Fund to the index and composite benchmark shown above, you should note that no charges or expenses are reflected in the performance of the index and composite benchmark. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

* Closest month-end after Fund's Class A share inception date of 5/4/92.


--------------------------------------------------------------------------------
10 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE CONSERVATIVE INVESTORS FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 10/31

                               [BAR CHART OMITTED]

                              <PLOT POINTS TO COME>

        Alliance Conservative Investors Fund--Yearly Periods Ended 10/31
--------------------------------------------------------------------------------
                                                           70% Lehman Brothers
                          Alliance Conservative          Aggregate Bond Index /
                             Investors Fund              30% S&P 500 Stock Index
--------------------------------------------------------------------------------
     10/31/92*                    5.31%                           5.15%
     10/31/93                    12.77%                          12.78%
     10/31/94                    -6.07%                          -1.41%
     10/31/95                    14.87%                          18.88%
     10/31/96                     8.47%                          11.32%
     10/31/97                    12.92%                          15.85%
     10/31/98                    10.56%                          13.14%
     10/31/99                     6.90%                           8.07%
     10/31/00                     5.09%                           6.93%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the Fund's net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B and Class C shares will vary due to different expenses charged to these classes. Returns for the Fund include the reinvestment of any distributions paid during the period.

The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Credit Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The unmanaged S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The 70%/30% composite benchmark is a blend of both the Lehman Brothers Aggregate Bond Index and the S&P 500 Stock Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

* The Fund's return for the period ended 10/31/92 is from the Fund's inception date of 5/4/92 through 10/31/92. The composite benchmark's return for the period ended 10/31/92 is from 4/30/92 through 10/31/92.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 11

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
October 31, 2000 (unaudited)

ALLIANCE CONSERVATIVE INVESTORS FUND

INCEPTION DATES             PORTFOLIO STATISTICS

Class A Shares              Net Assets ($mil): $66.2
5/4/92                      Median Market Capitalization ($mil): $62,541
Class B Shares
5/4/92
Class C Shares
8/2/93

SECURITY TYPE

Equities
o 14.95% Common Stock                      [PIE CHART OMITTED]

Fixed Income
o 80.50% Treasury
o  4.55% Short-Term

All data as of October 31, 2000. The Fund's security type breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.


--------------------------------------------------------------------------------
12 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

ALLIANCE CONSERVATIVE INVESTORS FUND
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2000

Class A Shares
--------------------------------------------------------------------------------
                             Without Sales Charge            With Sales Charge
         1 Year                     5.09%                          0.60%
        5 Years                     8.75%                          7.82%
Since Inception*                    8.17%                          7.62%

Class B Shares
--------------------------------------------------------------------------------
                             Without Sales Charge            With Sales Charge
         1 Year                     4.29%                          0.46%
        5 Years                     8.00%                          8.00%
Since Inception*                    7.45%                          7.45%

Class C Shares
--------------------------------------------------------------------------------
                             Without Sales Charge            With Sales Charge
         1 Year                     4.29%                          3.33%
        5 Years                     7.98%                          7.98%
Since Inception*                    6.74%                          6.74%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2000)

                              Class A              Class B            Class C
--------------------------------------------------------------------------------
         1 Year                1.13%                1.03%              3.83%
        5 Years                7.91%                8.10%              8.10%
Since Inception*               7.65%                7.48%              6.77%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The value of fixed income securities will change as the general level of interest rates fluctuate. The Fund can invest in foreign securities, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date: 5/4/92, Classes A and B; 8/2/93, Class C.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 13

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
October 31, 2000 (unaudited)

                                                                     Percent of
Company                                                   Value      Net Assets
--------------------------------------------------------------------------------
U.S. Treasury Notes                                 $61,285,775         42.1%
--------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.375%, 8/15/27                 12,541,529          8.6
--------------------------------------------------------------------------------
Citigroup, Inc.                                       3,189,075          2.2
--------------------------------------------------------------------------------
BP Amoco Plc                                          2,710,479          1.9
--------------------------------------------------------------------------------
Schering-Plough Corp.                                 2,646,400          1.8
--------------------------------------------------------------------------------
Pfizer, Inc.                                          2,307,292          1.6
--------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                  2,203,050          1.5
--------------------------------------------------------------------------------
United Technologies Corp.                             2,010,600          1.4
--------------------------------------------------------------------------------
American International Group, Inc.                    1,936,676          1.3
--------------------------------------------------------------------------------
Noble Drilling Corp.                                  1,799,657          1.2
--------------------------------------------------------------------------------
                                                    $92,630,533         63.6%

MAJOR PORTFOLIO CHANGES

Six Months Ended October 31, 2000 (unaudited)

                                                 -------------------------------
                                                        Shares* or Principal
                                                 -------------------------------
Purchases                                             Bought   Holdings 10/31/00
--------------------------------------------------------------------------------
BP Amoco Plc (ADR)                                    35,700             35,700
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                      19,700             19,700
--------------------------------------------------------------------------------
Kroger Co.                                            65,100             65,100
--------------------------------------------------------------------------------
Lucent Technologies, Inc.                             28,800             33,500
--------------------------------------------------------------------------------
Time Warner, Inc.                                     13,100             13,100
--------------------------------------------------------------------------------
U.S. Treasury Bond,
   6.375%, 8/15/27                               $ 4,200,000        $11,900,000
--------------------------------------------------------------------------------
U.S. Treasury Note
   4.75%, 11/15/08                               $ 3,700,000        $ 6,800,000
--------------------------------------------------------------------------------
U.S. Treasury Note
   5.50%, 8/31/01                                $ 4,600,000        $17,780,000
--------------------------------------------------------------------------------
U.S. Treasury Note
   5.75%, 8/15/10                                $ 7,200,000        $ 7,200,000
--------------------------------------------------------------------------------
U.S. Treasury Note
   6.50%, 2/15/10                                $ 6,900,000        $ 6,900,000
--------------------------------------------------------------------------------

Sales                                                Sold      Holdings 10/31/00
--------------------------------------------------------------------------------
American International Group, Inc.                     1,213             19,762
--------------------------------------------------------------------------------
EMC Corp.                                             14,600                 -0-
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     13,900                 -0-
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                 43,800             20,600
--------------------------------------------------------------------------------
Noble Drilling Corp.                                  21,000             43,300
--------------------------------------------------------------------------------
Oracle Corp.                                          25,900                 -0-
--------------------------------------------------------------------------------
Sanmina Corp.                                         33,200                 -0-
--------------------------------------------------------------------------------
Target Corp.                                          55,300                 -0-
--------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 8/31/01               $ 1,400,000                 -0-
--------------------------------------------------------------------------------
U.S. Treasury Note, 7.25%, 5/14/04               $ 3,500,000        $ 4,580,000
--------------------------------------------------------------------------------

* Adjusted for stock splits


--------------------------------------------------------------------------------
14 o ALLIANCE GROWTH INVESTORS FUND

                                                          ----------------------
                                                          SECTOR DIVERSIFICATION
                                                          ----------------------

SECTOR DIVERSIFICATION
October 31, 2000 (unaudited)

                                                                      Percent of
                                                U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
Aerospace & Defense                              $ 2,422,445             1.7%
--------------------------------------------------------------------------------
Basic Industry                                     2,100,577             1.4
--------------------------------------------------------------------------------
Capital Goods                                        786,546             0.5
--------------------------------------------------------------------------------
Consumer Manufacturing                             1,272,209             0.9
--------------------------------------------------------------------------------
Consumer Services                                  8,176,823             5.6
--------------------------------------------------------------------------------
Consumer Staples                                   3,723,278             2.6
--------------------------------------------------------------------------------
Energy                                             9,486,625             6.5
--------------------------------------------------------------------------------
Finance                                           11,557,657             7.9
--------------------------------------------------------------------------------
Healthcare                                         6,866,793             4.7
--------------------------------------------------------------------------------
Multi Industry                                     4,462,463             3.1
--------------------------------------------------------------------------------
Technology                                        10,580,930             7.3
--------------------------------------------------------------------------------
Transportation                                       773,975             0.5
--------------------------------------------------------------------------------
Utilities                                            642,070             0.4
--------------------------------------------------------------------------------
U.S. Government                                   73,827,304            50.7
--------------------------------------------------------------------------------
Total Investments*                               136,679,695            93.8
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities           9,078,183             6.2
--------------------------------------------------------------------------------
Net Assets                                      $145,757,878           100.0%
--------------------------------------------------------------------------------

* Excludes short-term obligations.


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 15

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
October 31, 2000 (unaudited)

                                                                     Percent of
Company                                                Value         Net Assets
--------------------------------------------------------------------------------
U.S. Treasury Notes                              $40,673,994            61.4%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 5.50%, 8/15/28                12,035,968            18.2
--------------------------------------------------------------------------------
Citigroup, Inc.                                      487,623             0.7
--------------------------------------------------------------------------------
BP Amoco Plc                                         393,767             0.6
--------------------------------------------------------------------------------
Pfizer, Inc.                                         356,297             0.5
--------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                 347,850             0.5
--------------------------------------------------------------------------------
United Technologies Corp.                            328,119             0.5
--------------------------------------------------------------------------------
Philip Morris Companies, Inc.                        322,300             0.5
--------------------------------------------------------------------------------
Honeywell International, Inc.                        306,731             0.5
--------------------------------------------------------------------------------
Schering-Plough Corp.                                304,956             0.5
--------------------------------------------------------------------------------
                                                 $55,557,605            83.9%

MAJOR PORTFOLIO CHANGES
Six Months Ended October 31, 2000 (unaudited)

                                             -----------------------------------
                                                     Shares* or Principal
                                             -----------------------------------
Purchases                                         Bought      Holdings 10/31/00
--------------------------------------------------------------------------------
Applied Materials, Inc.                            1,900                  1,900
--------------------------------------------------------------------------------
BP Amoco Plc                                      17,000                 17,000
--------------------------------------------------------------------------------
BP Amoco Plc (ADR)                                 4,900                  4,900
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                   2,900                  2,900
--------------------------------------------------------------------------------
Kroger Co.                                         9,700                  9,700
--------------------------------------------------------------------------------
Schering-Plough Corp.                              5,900                  5,900
--------------------------------------------------------------------------------
U.S. Treasury Bond,
   5.50%, 8/15/28                            $ 3,100,000            $12,800,000
--------------------------------------------------------------------------------
U.S. Treasury Note,
   4.75%, 11/15/08                           $   240,000            $ 3,440,000
--------------------------------------------------------------------------------
U.S. Treasury Note,
   5.75%, 8/15/10                            $ 1,600,000            $ 1,600,000
--------------------------------------------------------------------------------
U.S. Treasury Note,
   6.50%, 2/15/10                            $ 1,500,000            $ 1,500,000
--------------------------------------------------------------------------------

Sales                                               Sold      Holdings 10/31/00
--------------------------------------------------------------------------------
American International Group, Inc.                   682                  2,955
--------------------------------------------------------------------------------
Caterpillar, Inc.                                  5,400                     -0-
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  2,300                     -0-
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                              8,300                  3,100
--------------------------------------------------------------------------------
Johnson & Johnson Co.                              3,600                     -0-
--------------------------------------------------------------------------------
Noble Drilling Corp.                               4,600                  6,600
--------------------------------------------------------------------------------
Nortel Networks Corp. (ADR)                          900                  3,300
--------------------------------------------------------------------------------
The Proctor & Gamble Co.                           3,900                     -0-
--------------------------------------------------------------------------------
Target Corp.                                       5,400                     -0-
--------------------------------------------------------------------------------
U.S. Treasury Note,
   6.875%, 5/15/06                           $   700,000            $ 4,025,000
--------------------------------------------------------------------------------

* Adjusted for stock splits.


--------------------------------------------------------------------------------
16 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                          ----------------------
                                                          SECTOR DIVERSIFICATION
                                                          ----------------------

SECTOR DIVERSIFICATION
October 31, 2000 (unaudited)

                                                                      Percent of
                                                U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
Aerospace & Defense                              $   398,261              0.6%
--------------------------------------------------------------------------------
Basic Industry                                       334,321              0.5
--------------------------------------------------------------------------------
Capital Goods                                        127,665              0.2
--------------------------------------------------------------------------------
Consumer Manufacturing                               192,388              0.3
--------------------------------------------------------------------------------
Consumer Services                                  1,132,138              1.7
--------------------------------------------------------------------------------
Consumer Staples                                     641,368              1.0
--------------------------------------------------------------------------------
Energy                                             1,449,597              2.2
--------------------------------------------------------------------------------
Finance                                            1,837,199              2.8
--------------------------------------------------------------------------------
Healthcare                                           983,064              1.5
--------------------------------------------------------------------------------
Multi Industry                                       792,188              1.2
--------------------------------------------------------------------------------
Technology                                         1,632,081              2.4
--------------------------------------------------------------------------------
Utilities                                            268,546              0.4
--------------------------------------------------------------------------------
U.S. Government                                   52,709,962             79.6
--------------------------------------------------------------------------------
Total Investments*                                62,498,778             94.4
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities           3,734,522              5.6
--------------------------------------------------------------------------------
Net Assets                                       $66,233,300            100.0%
--------------------------------------------------------------------------------

* Excludes short-term obligations.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 17

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
October 31, 2000 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-43.1%

United States Investments-29.9%

Finance-5.5%
Banking-Regional-1.0%
Bank of America Corp. ........................           29,000     $  1,393,812
                                                                    ------------
Insurance-1.3%
American International Group, Inc. ...........           19,762        1,936,676
                                                                    ------------
Miscellaneous-3.2%
Citigroup, Inc. ..............................           60,600        3,189,075
MBNA Corp. ...................................           38,400        1,442,400
                                                                    ------------
                                                                       4,631,475
                                                                    ------------
                                                                       7,961,963
                                                                    ------------
Technology-5.0%
Communications Equipment-0.5%
Lucent Technologies, Inc. ....................           33,500          780,969
                                                                    ------------
Computer Hardware-1.1%
Dell Computer Corp.(a) .......................           20,200          595,900
Hewlett-Packard Co. ..........................           21,000          975,187
                                                                    ------------
                                                                       1,571,087
                                                                    ------------
Computer Software-0.7%
Microsoft Corp.(a) ...........................           13,800          950,475
                                                                    ------------
Networking Software-0.7%
Cisco Systems, Inc.(a) .......................           19,300        1,039,788
                                                                    ------------
Semi-Conductor Capital Equipment-0.8%
Applied Materials, Inc.(a) ...................           22,200        1,179,375
                                                                    ------------
Semi-Conductor Components-1.2%
Altera Corp.(a) ..............................           23,600          966,125
Intel Corp. ..................................           18,900          850,500
                                                                    ------------
                                                                       1,816,625
                                                                    ------------
                                                                       7,338,319
                                                                    ------------
Energy-3.8%
International-0.8%
Chevron Corp. ................................           13,600        1,116,900
                                                                    ------------
Oil Service-3.0%
Halliburton Co. ..............................           36,100        1,337,956
Kerr-McGee Corp. .............................           19,700        1,286,656
Noble Drilling Corp.(a) ......................           43,300        1,799,657
                                                                    ------------
                                                                       4,424,269
                                                                    ------------
                                                                       5,541,169
                                                                    ------------


--------------------------------------------------------------------------------
18 o ALLIANCE GROWTH INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Consumer Services-3.4%
Broadcasting/Media-0.8%
AT&T Corp.- Liberty Media Corp. Cl.A(a) ......           66,200     $  1,191,600
                                                                    ------------
Entertainment & Leisure-0.7%
Time Warner, Inc. ............................           13,100          994,421
                                                                    ------------
Retail-General Merchandise-1.9%
Circuit City Stores-Circuit City Group .......           22,800          302,100
Home Depot, Inc. .............................           26,800        1,152,400
Wal-Mart Stores, Inc. ........................           29,600        1,343,100
                                                                    ------------
                                                                       2,797,600
                                                                    ------------
                                                                       4,983,621
                                                                    ------------
Health Care-3.4%
Drugs-3.4%
Pfizer, Inc. .................................           53,425        2,307,292
Schering-Plough Corp. ........................           51,200        2,646,400
                                                                    ------------
                                                                       4,953,692
                                                                    ------------
Multi-Industry Companies-2.7%
Honeywell International, Inc. ................           33,000        1,775,812
Minnesota Mining & Manufacturing Co. .........           22,800        2,203,050
                                                                    ------------
                                                                       3,978,862
                                                                    ------------
Consumer Staples-2.2%
Retail-Food & Drugs-1.0%
Kroger Co.(a) ................................           65,100        1,468,819
                                                                    ------------
Tobacco-1.2%
Philip Morris Companies, Inc. ................           45,700        1,673,762
                                                                    ------------
                                                                       3,142,581
                                                                    ------------
Aerospace & Defense-1.4%
Aerospace-1.4%
United Technologies Corp. ....................           28,800        2,010,600
                                                                    ------------
Basic Industry-1.3%
Chemicals-0.4%
Union Carbide Corp. ..........................           12,900          554,700
                                                                    ------------
Mining & Metals-0.9%
Alcoa, Inc. ..................................           45,600        1,308,150
                                                                    ------------
                                                                       1,862,850
                                                                    ------------
Consumer Manufacturing-0.7%
Auto & Related-0.7%
Harley-Davidson, Inc. ........................           20,600          992,663
                                                                    ------------


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 19

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Utilities-0.5%
Telephone Utility-0.5%
AT&T Corp. .................................             2,600        $   60,288
WorldCom, Inc.(a) ..........................            30,050           713,687
                                                                      ----------
                                                                         773,975
                                                                      ----------
Total United States Investments
   (cost $43,065,913) ......................                          43,540,295
                                                                      ----------
Foreign Investments-13.2%
Australia-0.1%
Woodside Petroleum, Ltd. ...................            26,000           190,027
                                                                      ----------
Canada-0.5%
Nortel Networks Corp. (ADR) ................            16,500           750,750
                                                                      ----------
Finland-0.2%
Nokia Corp.(b) .............................             2,680           110,278
UPM-Kymmene Oyj(b) .........................             8,400           237,727
                                                                      ----------
                                                                         348,005
                                                                      ----------
France-1.9%
Alcatel(a)(b) ..............................             4,310           262,972
Banque Nationale de Paris(b) ...............             8,180           705,262
Carrefour, SA(b) ...........................             3,740           251,045
Sanofi-Synthelabo, SA(b) ...................             7,190           378,289
STMicroelectronics NV(b) ...................             6,720           339,019
Total Fina Elf, SA(b) ......................             6,070           868,459
                                                                      ----------
                                                                       2,805,046
                                                                      ----------
Hong Kong-0.5%
Beijing Enterprises Holdings, Ltd. .........           176,000           160,226
China Telecom (Hong Kong), Ltd.(a) .........            41,400           265,418
Hutchison Whampoa, Ltd. ....................            26,000           323,375
                                                                      ----------
                                                                         749,019
                                                                      ----------
Ireland-0.2%
CRH Plc(b) .................................            18,200           279,546
                                                                      ----------
Italy-0.7%
Alleanza Assicurazioni(b) ..................            56,340           747,272
UniCredito Italiano SpA(b) .................            58,010           295,364
                                                                      ----------
                                                                       1,042,636
                                                                      ----------
Japan-3.1%
Banyu Pharmaceutical Co., Ltd.(b) ..........            13,000           278,789
Canon, Inc.(b) .............................            13,000           515,878
Fast Retailing Co., Ltd.(b) ................             2,400           590,570
Hoya Corp.(b) ..............................             5,000           413,325
Kao Corp.(b) ...............................            11,000           329,652
NTT Docomo, Inc.(b) ........................                14           345,140


--------------------------------------------------------------------------------
20 o ALLIANCE GROWTH INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Omron Corp.(b) ...................................         13,000   $    320,488
Sankyo Co., Ltd.(b) ..............................          8,800        291,949
Takeda Chemical Industries, Ltd.(b) ..............         12,000        790,725
The Bank of Fukuoka, Ltd.(b) .....................         46,000        225,963
THK Co., Ltd.(b) .................................          4,900        121,248
Yamanouchi Pharmaceutical Co., Ltd.(b) ...........          5,000        226,367
                                                                    ------------
                                                                       4,450,094
                                                                    ------------
Netherlands-0.7%
ING Groep NV(b) ..................................          8,664        594,946
Koninklijke (Royal) Philips Electronics NV(a)(b) .         10,141        398,528
                                                                    ------------
                                                                         993,474
                                                                    ------------
South Korea-0.2%
Samsung Electronics Co., Ltd. (GDR)(c) ...........          3,510        258,863
                                                                    ------------
Spain-0.6%
Banco Bilbao Vizcaya Argentaria, SA(b) ...........         29,140        388,233
Repsol, SA(b) ....................................         11,110        176,491
Telefonica, SA(a)(b) .............................         11,600        221,190
                                                                    ------------
                                                                         785,914
                                                                    ------------
Sweden-0.3%
Securitas AB Series B ............................         11,200        238,744
Telefonaktiebolaget LM Ericsson
   AB Series B(a) ................................         14,500        192,998
                                                                    ------------
                                                                         431,742
                                                                    ------------
Switzerland-0.2%
ABB, Ltd. ........................................          3,880        344,810
                                                                    ------------

United Kingdom-4.0%
BAE Systems Plc(b) ...............................         72,502        411,845
BP Amoco Plc(b) ..................................        105,180        892,010
BP Amoco Plc (ADR) ...............................         35,700      1,818,469
British Telecommunications Plc(b) ................         35,900        420,880
CGNU Plc(b) ......................................         47,740        638,654
Dixons Group Plc(b) ..............................         59,200        176,087
Glaxo Wellcome Plc(b) ............................          8,300        238,931
Reuters Group Plc(b) .............................         26,470        515,417
Vodafone AirTouch Plc(b) .........................        185,040        769,877
                                                                    ------------
                                                                       5,882,170
                                                                    ------------
Total Foreign Investments
   (cost $19,513,782) ............................                    19,312,096
                                                                    ------------
Total Common Stocks
   (cost $62,579,695) ............................                    62,852,391
                                                                    ------------


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 21

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

DEBT OBLIGATIONS-50.7%
U.S. Government Obligations-50.7%
U.S. Treasury Bond
   6.375%, 8/15/27 .......................       $     11,900     $   12,541,529
U.S. Treasury Notes
   3.625%, 1/15/08(d) ....................             14,645         14,411,449
   4.75%, 11/15/08 .......................              6,800          6,328,216
   5.50%, 8/31/01 ........................             17,780         17,657,674
   5.625%, 2/15/06 .......................              3,730          3,696,766
   5.75%, 8/15/10 ........................              7,200          7,193,232
   6.50%, 2/15/10 ........................              6,900          7,222,368
   7.25%, 5/15/04 ........................              4,580          4,776,070
                                                                  --------------
Total Debt Obligations
   (cost $72,652,935) ....................                            73,827,304
                                                                  --------------
SHORT-TERM INVESTMENT-5.4%
Time Deposit-5.4%
State Street Euro Dollar
   6.00%, 11/01/00
   (amortized cost $7,851,000) ...........              7,851          7,851,000
                                                                  --------------
Total Investments-99.2%
   (cost $143,083,630) ...................                           144,530,695
Other assets less liabilities-0.8% .......                             1,227,183
                                                                  --------------

Net Assets-100% ..........................                        $  145,757,878
                                                                  ==============

(a)   Non-income producing security.
(b) Securities, or portion thereof, with an aggregate market value of $14,768,416 have been segregated to collateralize forward exchange currency contracts.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At October 31, 2000, the aggregate market value of this security amounted to $258,863 or 0.2% of net assets.
(d)   Treasury Inflation Protection Securities.
      Glossary of Terms:
      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
22 o ALLIANCE GROWTH INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
October 31, 2000 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-14.8%

United States Investments-9.9%

Finance-1.9%
Banking-Regional-0.4%
Bank of America Corp. ........................            4,900       $  235,506
                                                                      ----------
Insurance-0.4%
American International Group, Inc. ...........            2,955          289,590
                                                                      ----------
Miscellaneous-1.1%
Citigroup, Inc. ..............................            9,266          487,623
MBNA Corp. ...................................            6,399          240,363
                                                                      ----------
                                                                         727,986
                                                                      ----------
                                                                       1,253,082
                                                                      ----------
Technology-1.6%
Communications Equipment-0.1%
Lucent Technologies, Inc. ....................            4,000           93,250
                                                                      ----------
Computer Hardware-0.4%
Dell Computer Corp.(a) .......................            4,300          126,850
Hewlett-Packard Co. ..........................            3,400          157,887
                                                                      ----------
                                                                         284,737
                                                                      ----------
Computer Software-0.3%
Microsoft Corp.(a) ...........................            3,300          227,287
                                                                      ----------
Networking Software-0.3%
Cisco Systems, Inc.(a) .......................            3,100          167,013
                                                                      ----------
Semi-Conductor Capital Equipment-0.2%
Applied Materials, Inc.(a) ...................            1,900          100,938
                                                                      ----------
Semi-Conductor Components-0.3%
Intel Corp. ..................................            4,200          189,000
                                                                      ----------
                                                                       1,062,225
                                                                      ----------
Energy-1.3%
International-0.3%
Chevron Corp. ................................            2,200          180,675
                                                                      ----------

Oil Service-1.0%
Halliburton Co. ..............................            5,400          200,138
Kerr-McGee Corp. .............................            2,900          189,406
Noble Drilling Corp.(a) ......................            6,600          274,312
                                                                      ----------
                                                                         663,856
                                                                      ----------
                                                                         844,531
                                                                      ----------


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 23

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Health Care-1.0%
Drugs-1.0%
Pfizer, Inc. ...................................           8,250      $  356,297
Schering-Plough Corp. ..........................           5,900         304,956
                                                                      ----------
                                                                         661,253
                                                                      ----------
Multi-Industry Company-1.0%
Honeywell International, Inc. ..................           5,700         306,731
Minnesota Mining & Manufacturing Co. ...........           3,600         347,850
                                                                      ----------
                                                                         654,581
                                                                      ----------
Consumer Services-0.9%
Broadcasting/Media-0.2%
AT&T Corp.- Liberty Media Corp. Cl.A(a) ........           5,700         102,600
                                                                      ----------
Retail-General Merchandise-0.7%
Circuit City Stores-Circuit City Group .........           4,900          64,925
Home Depot, Inc. ...............................           5,000         215,000
Wal-Mart Stores, Inc. ..........................           4,600         208,725
                                                                      ----------
                                                                         488,650
                                                                      ----------
                                                                         591,250
                                                                      ----------
Consumer Staples-0.8%
Retail-Food & Drug-0.3%
Kroger Co.(a) ..................................           9,700         218,856
                                                                      ----------
Tobacco-0.5%
Philip Morris Companies, Inc. ..................           8,800         322,300
                                                                      ----------
                                                                         541,156
                                                                      ----------
Aerospace & Defense-0.5%
Aerospace-0.5%
United Technologies Corp. ......................           4,700         328,119
                                                                      ----------
Basic Industry-0.4%
Chemicals-0.1%
Union Carbide Corp. ............................           2,050          88,150
                                                                      ----------
Mining & Metals-0.3%
Alcoa, Inc. ....................................           7,200         206,550
                                                                      ----------
                                                                         294,700
                                                                      ----------
Utilities-0.3%
Telephone-0.3%
AT&T Corp. .....................................           2,600          60,288
WorldCom, Inc.(a) ..............................           4,300         102,125
                                                                      ----------
                                                                         162,413
                                                                      ----------


--------------------------------------------------------------------------------
24 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Consumer Manufacturing-0.2%
Auto & Related-0.2%
Harley-Davidson, Inc. ........................            3,100     $    149,381
                                                                    ------------
Total United States Investments
   (cost $6,831,583) .........................                         6,542,691
                                                                    ------------
Foreign Investments-4.9%
Australia-0.0%
Woodside Petroleum, Ltd. .....................            4,400           32,159
                                                                    ------------
Canada-0.2%
Nortel Networks Corp. (ADR) ..................            3,300          150,150
                                                                    ------------
Finland-0.1%
Nokia Corp.(b) ...............................              340           13,991
UPM-Kymmene Oyj(b) ...........................            1,400           39,621
                                                                    ------------
                                                                          53,612
                                                                    ------------
France-0.7%
Alcatel(a)(b) ................................              720           43,930
Banque Nationale de Paris(a) .................            1,340          115,532
Carrefour, SA(b) .............................              600           40,275
Sanofi-Synthelabo, SA(b) .....................            1,170           61,557
STMicroelectronics NV(b) .....................            1,130           57,008
Total Fina Elf, SA(b) ........................            1,050          150,228
                                                                    ------------
                                                                         468,530
                                                                    ------------
Hong Kong-0.3%
Beijing Enterprises Holdings, Ltd. ...........           28,000           25,490
China Resources Enterprise, Ltd. .............           44,000           49,930
China Telecom (Hong Kong), Ltd.(a) ...........            7,300           46,801
Hutchison Whampoa, Ltd. ......................            5,000           62,187
                                                                    ------------
                                                                         184,408
                                                                    ------------
Ireland-0.1%
CRH Plc(b) ...................................            2,800           43,007
                                                                    ------------
Italy-0.2%
Alleanza Assicurazioni(b) ....................            9,000          119,373
UniCredito Italiano SpA(b) ...................            9,490           48,319
                                                                    ------------
                                                                         167,692
                                                                    ------------
Japan-1.2%
Banyu Pharmaceutical Co., Ltd.(b) ............            2,000           42,891
Canon, Inc.(b) ...............................            2,000           79,366
Fast Retailing Co., Ltd.(b) ..................              400           98,428
Hoya Corp.(b) ................................            1,000           82,665
Kao Corp.(b) .................................            2,000           59,937
NTT Docomo, Inc.(b) ..........................                3           73,959
Omron Corp.(b) ...............................            2,000           49,306
Sankyo Co., Ltd.(b) ..........................            1,500           49,764
Takeda Chemical Industries, Ltd.(b) ..........            2,000          131,788


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 25

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

The Bank of Fukuoka, Ltd.(b) .......................       8,000     $    39,298
THK Co., Ltd.(b) ...................................         800          19,795
Yamanouchi Pharmaceutical Co., Ltd.(b) .............       1,000          45,273
                                                                     -----------
                                                                         772,470
                                                                     -----------
Netherlands-0.2%
ING Groep NV(b) ....................................       1,421          97,578
Koninklijke (Royal) Philips Electronics NV(a)(b) ...       1,731          68,026
                                                                     -----------
                                                                         165,604
                                                                     -----------
South Korea-0.1%
Samsung Electronics Co., Ltd. (GDR)(c) .............         580          42,775
                                                                     -----------
Spain-0.2%
Banco Bilbao Vizcaya Argentaria, SA(b) .............       4,780          63,684
Repsol, SA(b) ......................................       1,820          28,912
Telefonica, SA(a)(b) ...............................       2,000          38,136
                                                                     -----------
                                                                         130,732
                                                                     -----------
Sweden-0.1%
Securitas AB Series B ..............................       1,800          38,369
Telefonaktiebolaget (LM)
   Ericsson AB Series B(a) .........................       2,400          31,945
                                                                     -----------
                                                                          70,314
                                                                     -----------
Switzerland-0.1%
ABB, Ltd. ..........................................         659          58,564
                                                                     -----------
United Kingdom-1.4%
BAE Systems Plc(b) .................................      12,348          70,142
BP Amoco Plc(b) ....................................      17,000         144,173
BP Amoco Plc (ADR) .................................       4,900         249,594
British Telecommunications Plc(b) ..................       5,800          67,997
CGNU Plc(b) ........................................       7,500         100,333
Dixons Group Plc(b) ................................       9,900          29,447
Glaxo Wellcome Plc(b) ..............................       1,400          40,302
Reuters Group Plc(b) ...............................       4,000          77,887
Vodafone AirTouch Plc(b) ...........................      30,340         126,233
                                                                     -----------
                                                                         906,108
                                                                     -----------
Total Foreign Investments
   (cost $3,438,781) ...............................                   3,246,125
                                                                     -----------

Total Common Stocks
   (cost $10,270,364) ..............................                   9,788,816
                                                                     -----------


--------------------------------------------------------------------------------
26 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                      Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------

DEBT OBLIGATIONS-79.6%
U.S. Government Obligations-79.6%
U.S. Treasury Bond
   5.50%, 8/15/28 ..........................       $    12,800     $  12,035,968
U.S. Treasury Notes
   3.875%, 1/15/09(d) ......................             6,160         6,160,226
   4.75%, 2/15/04 ..........................             8,400         8,119,104
   4.75%, 11/15/08 .........................             3,440         3,201,333
   5.75%, 8/15/10 ..........................             1,600         1,598,496
   6.50%, 8/31/01 ..........................            15,795        15,807,320
   6.50%, 2/15/10 ..........................             1,500         1,570,080
   6.875%, 5/15/06 .........................             4,025         4,217,435
                                                                   -------------
Total Debt Obligations
   (cost $52,327,758) ......................                          52,709,962
                                                                   -------------

SHORT-TERM INVESTMENT-4.5%
Time Deposit-4.5%
State Street Euro Dollar
   6.00%, 11/01/00
   (amortized cost $2,978,000) .............             2,978         2,978,000
                                                                   -------------
Total Investments-98.9%
   (cost $65,576,122) ......................                          65,476,778
Other assets less liabilities-1.1% .........                             756,522
                                                                   -------------

Net Assets-100% ............................                       $  66,233,300
                                                                   =============

(a)   Non-income producing security.
(b) Securities, or portion thereof, with an aggregate market value of $2,458,161 have been segregated to collateralize forward exchange currency contracts.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At October 31, 2000, the aggregate market value of this security amounted to $42,775 or 0.1% of net assets.
(d)   Treasury Inflation Protection Securities.
      Glossary of Terms:
      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

      See notes to financial statements.



--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 27

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
October 31, 2000 (unaudited)

                                                    Growth        Conservative
                                                Investors Fund   Investors Fund
                                                ==============   ==============
Assets
Investments in securities, at value
   (cost $143,083,630 and $65,576,122,
   respectively) ...........................    $  144,530,695    $  65,476,778
Cash .......................................               218              781
Interest and dividends receivable ..........         1,040,952          729,465
Unrealized appreciation of forward
   exchange currency contracts .............           346,864           73,142
Receivable for shares of beneficial
   interest sold ...........................           262,797          182,010
Foreign taxes receivable ...................            23,464            3,887
                                                --------------    -------------
Total assets ...............................       146,204,990       66,466,063
                                                --------------    -------------
Liabilities
Advisory fee payable .......................            92,144           25,224
Distribution fee payable ...................            90,035           41,752
Payable for shares of beneficial interest
   redeemed ................................            64,527           37,536
Accrued expenses ...........................           200,406          128,251
                                                --------------    -------------
Total liabilities ..........................           447,112          232,763
                                                --------------    -------------
Net Assets .................................    $  145,757,878    $  66,233,300
                                                ==============    =============
Composition of Net Assets
Shares of beneficial interest, at par ......    $          100    $          57
Additional paid-in capital .................       126,002,182       63,546,059
Undistributed net investment income ........         1,229,688          420,054
Accumulated net realized gain on
   investments and foreign currency
   transactions ............................        16,740,610        2,298,419
Net unrealized appreciation (depreciation)
   of investments and foreign currency
   denominated assets and liabilities ......         1,785,298          (31,289)
                                                --------------    -------------
                                                $  145,757,878    $  66,233,300
                                                ==============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
28 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                    Growth         Conservative
                                                Investors Fund    Investors Fund
                                                ==============    ==============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per
   share ($55,550,582 / 3,843,050 and
   $23,393,954 / 2,056,300 shares of
   beneficial interest issued and
   outstanding, respectively) ...............       $14.45            $11.38
Sales charge--4.25% of public offering
   price ....................................         0.64              0.51
                                                    ------            ------
Maximum offering price ......................       $15.09            $11.89
                                                    ======            ======
Class B Shares
Net asset value and offering price per
   share ($77,472,428 / 5,328,542 and
   $35,769,171 / 3,076,578 shares of
   beneficial interest issued and
   outstanding, respectively) ...............       $14.54            $11.63
                                                    ======            ======
Class C Shares
Net asset value and offering price per
   share ($12,734,868/ 875,156 and
   $7,070,175 / 607,818 shares of
   beneficial interest issued and
   outstanding, respectively) ...............       $14.55            $11.63
                                                    ======            ======

See notes to financial statements.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 29

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2000 (unaudited)

                                                     Growth        Conservative
                                                 Investors Fund   Investors Fund
                                                 ==============   ==============
Investment Income
Interest ....................................     $  2,296,934      $ 1,656,612
Dividends (net of foreign tax withheld of
   $19,737 and $3,328, respectively) ........          359,040           69,217
                                                  ------------      -----------
Total income ................................        2,655,974        1,725,829
                                                  ------------      -----------
Expenses
Advisory fee ................................          556,618          243,756
Distribution fee - Class A ..................           84,404           34,400
Distribution fee - Class B ..................          399,313          176,922
Distribution fee - Class C ..................           61,498           33,419
Transfer agency .............................          142,211           62,962
Custodian ...................................           80,492           65,320
Printing ....................................           41,088           19,995
Audit and legal .............................           27,284           24,840
Registration ................................           19,352           20,605
Trustees' fees ..............................            9,350            9,350
Miscellaneous ...............................            5,916            3,523
                                                  ------------      -----------
Total expenses ..............................        1,427,526          695,092
Less: expenses waived and assumed by
   adviser (See Note B) .....................               -0-         (92,267)
                                                  ------------      -----------
Net expenses ................................        1,427,526          602,825
                                                  ------------      -----------
Net investment income .......................        1,228,448        1,123,004
                                                  ------------      -----------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions
Net realized gain (loss) on investment
   transactions .............................        5,543,180          (40,495)
Net realized gain on foreign currency
   transactions .............................          773,322          156,774
Net change in unrealized
   appreciation/depreciation of:
   Investments ..............................      (11,372,077)        (286,963)
   Foreign currency denominated assets
      and liabilities .......................            1,037           (4,926)
                                                  ------------      -----------
Net loss on investments and foreign
   currency transactions ....................       (5,054,538)        (175,610)
                                                  ------------      -----------
Net Increase (Decrease) in Net Assets
   from Operations ..........................     $ (3,826,090)     $   947,394
                                                  ============      ===========

See notes to financial statements.


--------------------------------------------------------------------------------
30 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                 Six Months
                                                   Ended              Year
                                                 October 31,          Ended
                                                    2000            April 30,
                                                (unaudited)            2000
                                               =============      =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ....................     $   1,228,448      $   2,031,603
Net realized gain on investments and
   foreign currency transactions .........         6,316,502         20,586,656
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities ....       (11,371,040)       (10,894,720)
                                               -------------      -------------
Net increase (decrease) in net assets from
   operations ............................        (3,826,090)        11,723,539
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ...............................                -0-          (916,889)
   Class B ...............................                -0-          (566,024)
   Class C ...............................                -0-           (86,672)
Net realized gain on investments
   Class A ...............................                -0-        (6,542,816)
   Class B ...............................                -0-        (9,501,774)
   Class C ...............................                -0-        (1,454,949)
Transactions in Shares of Beneficial
Interest
Net increase .............................         4,899,500         16,940,718
                                               -------------      -------------
Total increase ...........................         1,073,410          9,595,133
Net Assets
Beginning of period ......................       144,684,468        135,089,335
                                               -------------      -------------
End of period (including undistributed net
   investment income of $1,229,688 and
   $1,240, respectively) .................     $ 145,757,878      $ 144,684,468
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 31

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                  Six Months
                                                    Ended              Year
                                                 October 31,          Ended
                                                    2000             April 30,
                                                 (unaudited)           2000
                                                 ============      ============

Increase (Decrease) in Net Assets
from Operations
Net investment income ......................     $  1,123,004      $  2,001,526
Net realized gain on investments and
   foreign currency transactions ...........          116,279         3,370,108
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities ......         (291,889)       (2,932,320)
                                                 ------------      ------------
Net increase in net assets from
   operations ..............................          947,394         2,439,314
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A .................................         (281,274)         (696,587)
   Class B .................................         (306,635)         (940,204)
   Class C .................................          (58,187)         (158,175)
Net realized gain on investments
   Class A .................................               -0-       (1,144,836)
   Class B .................................               -0-       (1,918,554)
   Class C .................................               -0-         (317,621)
Transaction in Shares of Beneficial
Interest
Net increase ...............................        2,867,541        10,442,988
                                                 ------------      ------------
Total increase .............................        3,168,839         7,706,325
Net Assets
Beginning of period ........................       63,064,461        55,358,136
                                                 ------------      ------------
End of period (including undistributed net
   investment income of $420,054 at
   October 31, 2000) .......................     $ 66,233,300      $ 63,064,461
                                                 ============      ============

See notes to financial statements.


--------------------------------------------------------------------------------
32 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
October 31, 2000 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Growth Investors Fund and Alliance Conservative Investors Fund (the "Funds"), two series of The Alliance Portfolios (the "Trust"), are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Portfolio securities traded on a national securities ex change, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or, if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 33

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest, dividends and foreign tax reclaims recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The Funds do not isolate the effect of fluctuations in foreign currency ex change rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Funds accrete discounts and amortize premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except that each Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified


--------------------------------------------------------------------------------
34 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.40%, 2.10%, and 2.10% of the daily average net assets for Class A, Class B and Class C shares, respectively, of the Conservative Investors Fund. For the six months ended October 31, 2000, such reimbursement amounted to $92,267 for the Conservative Investors Fund.

The Funds compensate Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $107,476 and $42,799 for the Growth Investors Fund and Conservative Investors Fund, respectively, for the six months ended October 31, 2000.

For the six months ended October 31, 2000, the Funds' expenses were reduced by $7,157 and $2,838 for the Growth Investors Fund and the Conservative Investors Fund, respectively, under an expense offset arrangements with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of each Fund's shares. The
Distributor has advised the Fund that it has received front-end sales charges of $30,933 from the sales of Class A shares and $41,026 and $2,427 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended October 31, 2000 for the Growth Investors Fund. The Distributor also received front-end sales charges of $10,532 from the sales of Class A shares and $33,212 and $856 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended October 31, 2000 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the six months ended October 31, 2000 amounted to $88,014 and $13,574 for the Growth Investors and Conservative Investors Funds, respectively, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

Accrued expenses includes amounts owed to one of the Trustees under a deferred compensation plan of $24,358 and $23,904 respectively, for the Growth Investors and Conservative Investors Funds, respectively.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 35

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE C

Distribution Plans

The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of each Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Growth Investors Fund aggregated $29,610,816 and $37,251,637, respectively, for the six months ended October 31, 2000. There were purchases of $32,380,703 and sales of $11,817,372 of U.S. government and government agency securities for the six months ended October 31, 2000. At October 31, 2000, the cost of investments for federal in come tax purposes for the Growth Investors Fund was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $7,804,104 and gross unrealized depreciation of investments was $6,357,039 resulting in net unrealized appreciation of $1,447,065 (excluding foreign currency transactions).

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Conservative Investors Fund aggregated $3,362,146 and $5,429,978, respectively, for the six months ended October 31, 2000. There were purchases of $15,825,853 and sales/maturity of $10,399,461 of U.S. government and government agency obligations for the six months ended October 31, 2000.


--------------------------------------------------------------------------------
36 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

At October 31, 2000, the cost of investments for federal income tax purposes for the Conservative Investors Fund was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $1,432,497 and gross unrealized depreciation of investments was $1,531,841 resulting in net unrealized depreciation of $99,344 (excluding foreign currency transactions).

The Conservative Investors Fund incurred and elected to defer post October currency losses of $135,653 for the year ended April 30, 2000. These carryover losses may be used to offset future capital gains. To the extent they are so used, future capital gains will not be distributed to shareholders until they exceed available capital loss carryovers.

1. Forward Exchange Currency Contracts

The Growth Investors and Conservative Investors Funds enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency ex change rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts held are recorded for financial reporting purposes as unrealized gains or losses by the Funds.

The Funds' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Funds having a value at least equal to the aggregate amount of the Funds' commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Funds have in that particular currency contract.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 37

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

At October 31, 2000, the outstanding forward exchange currency contracts for the Growth Investors Fund and the Conservative Investors Fund were as follows:

                                                U.S. $
                               Contract       Value on         U.S. $        Unrealized
                                 Amount    Origination        Current     Appreciation/
                                  (000)           Date          Value    (Depreciation)
                               --------------------------------------------------------
Growth Investors Fund
Forward Exchange Currency
   Sale Contracts
Euro, settling 12/01/00           6,746     $5,888,327     $5,733,093          $155,234
British Pound,
   settling 11/14/00              2,334      3,519,934      3,387,403           132,531
Japanese Yen,
   settling 11/14/00            666,098      6,179,448      6,120,349            59,099
                                                                               --------
                                                                               $346,864
                                                                               ========
Conservative Investors Fund
Forward Exchange Currency
   Sale Contracts
Euro, settling 12/01/00           1,093     $  953,596     $  928,456          $ 25,140
British Pound,
   settling 11/14/00                686      1,035,083        996,111            38,972
Japanese Yen,
   settling 11/14/00            101,769        944,118        935,088             9,030
                                                                               --------
                                                                               $ 73,142
                                                                               ========

2. Financial Futures Contracts

The Funds may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. The Funds bear the market risk that arises from changes in the value of these financial instruments. The Fund's activities in domestic futures contracts are conducted through regulated exchanges which do not result in counterparty credit risk.

At the time the Funds enter into a futures contract, each Fund deposits and maintains with their custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At October 31, 2000, the Funds had no outstanding futures contracts.


--------------------------------------------------------------------------------
38 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:

                                         Alliance Growth Investors Fund

                 ------------------------------------    --------------------------------------
                                Shares                                    Amount
                 ------------------------------------    --------------------------------------
                  Six Months Ended         Year Ended     Six Months Ended           Year Ended
                 October 31, 2000,          April 30,    October 31, 2000,            April 30,
                       (unaudited)               2000          (unaudited)                 2000
                 ------------------------------------------------------------------------------
Class A
Shares sold                841,273          1,607,101         $ 12,448,161         $ 24,612,346
-----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                -0-           505,587                   -0-           7,124,017
-----------------------------------------------------------------------------------------------
Shares converted
   from Class B             19,549            228,015              285,319            3,507,013
-----------------------------------------------------------------------------------------------
Shares redeemed           (700,077)        (1,691,118)         (10,373,421)         (25,813,183)
-----------------------------------------------------------------------------------------------
Net increase               160,745            649,585         $  2,360,059         $  9,430,193
===============================================================================================

Class B
Shares sold                524,146          1,149,517         $  7,790,130         $ 17,358,195
-----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                -0-           683,528                   -0-           9,753,980
-----------------------------------------------------------------------------------------------
Shares converted
   to Class A              (19,393)          (226,710)            (285,319)          (3,507,013)
-----------------------------------------------------------------------------------------------
Shares redeemed           (447,149)        (1,220,053)          (6,646,824)         (18,489,541)
-----------------------------------------------------------------------------------------------
Net increase                57,604            386,282         $    857,987         $  5,115,621
===============================================================================================

Class C
Shares sold                193,550            373,595         $  2,900,793         $  5,705,996
-----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                -0-           105,627                   -0-           1,508,379
-----------------------------------------------------------------------------------------------
Shares redeemed            (81,620)          (321,515)          (1,219,339)          (4,819,471)
-----------------------------------------------------------------------------------------------
Net increase               111,930            157,707         $  1,681,454         $  2,394,904
===============================================================================================


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 39

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                                      Alliance Conservative Investors Fund

                 ------------------------------------   --------------------------------------
                                Shares                                  Amount
                 ------------------------------------   --------------------------------------
                  Six Months Ended         Year Ended    Six Months Ended           Year Ended
                 October 31, 2000,          April 30,   October 31, 2000,            April 30,
                       (unaudited)               2000         (unaudited)                 2000
                 -----------------------------------------------------------------------------
Class A
Shares sold                338,942            548,247         $ 3,843,460         $  6,333,105
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            22,967            155,862             260,785            1,749,897
----------------------------------------------------------------------------------------------
Shares converted
   from Class B             18,775            136,551             213,839            1,592,955
----------------------------------------------------------------------------------------------
Shares redeemed           (235,648)          (486,067)         (2,682,278)          (5,605,325)
----------------------------------------------------------------------------------------------
Net increase               145,036            354,593         $ 1,635,806         $  4,070,632
==============================================================================================

Class B
Shares sold                341,282          1,216,848         $ 3,962,230         $ 14,490,361
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            24,428            235,528             283,730            2,699,581
----------------------------------------------------------------------------------------------
Shares converted
   to Class A              (18,423)          (133,744)           (213,839)          (1,592,955)
----------------------------------------------------------------------------------------------
Shares redeemed           (290,544)          (870,515)         (3,380,455)         (10,248,789)
----------------------------------------------------------------------------------------------
Net increase                56,743            448,117         $   651,666         $  5,348,198
==============================================================================================

Class C
Shares sold                120,902            256,584         $ 1,409,648         $  3,008,519
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             4,655             38,615              54,117              442,931
----------------------------------------------------------------------------------------------
Shares redeemed            (75,925)          (206,128)           (883,696)          (2,427,292)
----------------------------------------------------------------------------------------------
Net increase                49,632             89,071         $   580,069         $  1,024,158
==============================================================================================

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the six months ended October 31, 2000.


--------------------------------------------------------------------------------
40 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                     -------------------------------------------------------------------------------------------
                                                                                  Class A
                                     -------------------------------------------------------------------------------------------
                                             Six
                                          Months
                                           Ended
                                     October 31,                                   Year Ended April 30,
                                            2000        ------------------------------------------------------------------------
                                     (unaudited)           2000           1999           1998           1997             1996
                                     -------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........         $ 14.80        $ 15.80        $ 15.09        $ 13.12        $ 14.08          $ 12.08
                                     -------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income ..........             .16(a)         .29(a)         .17(a)         .12(a)         .16(a)(b)        .10(b)
Net realized and unrealized
  gain (loss) on investment
  transactions .................            (.51)          1.05           2.20           3.34            .76             2.75
                                     -------------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ..            (.35)          1.34           2.37           3.46            .92             2.85
                                     -------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............              -0-          (.29)          (.16)          (.16)          (.19)            (.26)
Distributions in excess of net
  investment income ............              -0-            -0-          (.09)            -0-            -0-              -0-
Distributions from net
  realized gains ...............              -0-         (2.05)         (1.41)         (1.33)         (1.69)            (.59)
                                     -------------------------------------------------------------------------------------------
Total dividends and
  distributions ................              -0-         (2.34)         (1.66)         (1.49)         (1.88)            (.85)
                                     -------------------------------------------------------------------------------------------
Net asset value,
  end of period ................         $ 14.45        $ 14.80        $ 15.80        $ 15.09        $ 13.12          $ 14.08
                                     ===========================================================================================
Total Return
Total investment return based on
  net asset value(c) ...........           (2.36)%         9.19%         16.81%         27.96%          6.69%           23.87%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............         $55,551        $54,509        $47,917        $33,222        $27,453          $30,608
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements .............            1.48%(d)       1.46%(e)       1.56%(e)       1.60%(e)       1.56%(e)         1.40%
  Expenses, before waivers/
    reimbursements .............            1.48%(d)       1.46%          1.56%          1.60%          1.73%            1.65%
  Net investment income ........            2.11%(d)       1.93%          1.12%           .81%          1.14%            2.02%
Portfolio turnover rate ........              37%           155%            84%           137%           133%             209%

See footnote summary on page 47.


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 41

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                     -------------------------------------------------------------------------------------------
                                                                                  Class B
                                     -------------------------------------------------------------------------------------------
                                             Six
                                          Months
                                           Ended
                                     October 31,                                   Year Ended April 30,
                                            2000        ------------------------------------------------------------------------
                                     (unaudited)           2000           1999           1998           1997             1996
                                     -------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........         $ 14.94        $ 15.88        $ 15.12        $ 13.11        $ 14.08          $ 12.09
                                     -------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income ..........             .10(a)         .18(a)         .06(a)         .01(a)         .06(a)(b)        .06(b)
Net realized and unrealized
  gain (loss) on investment
  transactions .................            (.50)          1.05           2.21           3.35            .77             2.70
                                     -------------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ..            (.40)          1.23           2.27           3.36            .83             2.76
                                     -------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............              -0-          (.12)          (.07)          (.02)          (.11)            (.18)
Distributions in excess of net
  investment income ............              -0-            -0-          (.03)            -0-            -0-              -0-
Distributions from net
  realized gains ...............              -0-         (2.05)         (1.41)         (1.33)         (1.69)            (.59)
                                     -------------------------------------------------------------------------------------------
Total dividends and
  distributions ................              -0-         (2.17)         (1.51)         (1.35)         (1.80)            (.77)
                                     -------------------------------------------------------------------------------------------
Net asset value,
  end of period ................         $ 14.54        $ 14.94        $ 15.88        $ 15.12        $ 13.11          $ 14.08
                                     ===========================================================================================
Total Return
Total investment return based on
  net asset value(c) ...........           (2.68)%         8.39%         15.96%         27.04%          5.98%           23.06%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............         $77,472        $78,762        $77,554        $72,618        $61,709          $59,978
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements .............            2.21%(d))      2.18%(e)       2.29%(e)       2.31%(e)       2.27%(e)         2.10%
  Expenses, before waivers/
    reimbursements .............            2.21%(d)       2.18%          2.29%          2.31%          2.44%            2.35%
  Net investment income ........            1.38%(d)       1.20%           .39%           .10%           .42%            1.15%
Portfolio turnover rate ........              37%           155%            84%           137%           133%             209%

See footnote summary on page 47.


--------------------------------------------------------------------------------
42 o ALLIANCE GROWTH INVESTORS FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                     ------------------------------------------------------------------------------------
                                                                            Class C
                                     ------------------------------------------------------------------------------------
                                             Six
                                          Months
                                           Ended
                                     October 31,                                   Year Ended April 30,
                                            2000        -----------------------------------------------------------------
                                     (unaudited)           2000          1999         1998         1997           1996
                                     ------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........         $ 14.95        $ 15.88        $15.13       $13.12       $14.09         $12.10
                                     ------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income ..........             .10(a)         .18(a)        .06(a)       .02(a)       .06(a)(b)      .06(b)
Net realized and unrealized
  gain (loss) on investment
  transactions .................            (.50)          1.06          2.20         3.34          .77           2.70
                                     ------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ..            (.40)          1.24          2.26         3.36          .83           2.76
                                     ------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............              -0-          (.12)         (.07)        (.02)        (.11)          (.18)
Distributions in excess of net
  investment income ............              -0-            -0-         (.03)          -0-          -0-            -0-
Distributions from net
  realized gains ...............              -0-         (2.05)        (1.41)       (1.33)       (1.69)          (.59)
                                     ------------------------------------------------------------------------------------
Total dividends and
  distributions ................              -0-         (2.17)        (1.51)       (1.35)       (1.80)          (.77)
                                     ------------------------------------------------------------------------------------
Net asset value,
  end of period ................         $ 14.55        $ 14.95        $15.88       $15.13       $13.12         $14.09
                                     ====================================================================================
Total Return
Total investment return based on
  net asset value(c) ...........           (2.68)%         8.45%        15.88%       27.02%        5.97%         23.04%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............         $12,735        $11,414        $9,618       $8,336       $6,033         $5,915
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements .............            2.19%(d)       2.17%(e)      2.28%(e)     2.30%(e)     2.28%(e)       2.10%
  Expenses, before waivers/
    reimbursements .............            2.19%(d)       2.17%         2.28%        2.30%        2.43%          2.36%
  Net investment income ........            1.39%(d)       1.21%          .40%         .11%         .42%          1.15%
Portfolio turnover rate ........              37%           155%           84%         137%         133%           209%

See footnote summary on page 47.


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 43

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                     ----------------------------------------------------------------------------------------
                                                                            Class A
                                     ----------------------------------------------------------------------------------------
                                             Six
                                          Months
                                           Ended
                                     October 31,                                   Year Ended April 30,
                                            2000        ---------------------------------------------------------------------
                                     (unaudited)           2000           1999           1998           1997           1996
                                     ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........         $ 11.33        $ 11.88        $ 11.97        $ 11.31        $ 11.14        $ 10.38
                                     ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) .......             .22(a)         .44(a)         .38(a)         .39(a)         .41(a)         .51
Net realized and unrealized
  gain (loss) on investment
  transactions .................            (.03)           .07            .61           1.54            .46            .80
                                     ----------------------------------------------------------------------------------------
Net increase in net asset
  value from operations ........             .19            .51            .99           1.93            .87           1.31
                                     ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............            (.14)          (.40)          (.38)          (.43)          (.45)          (.55)
Distributions in excess of net
  investment income ............              -0-            -0-          (.05)            -0-            -0-            -0-
Distributions from net
  realized gains ...............              -0-          (.66)          (.65)          (.84)          (.25)            -0-
                                     ----------------------------------------------------------------------------------------
Total dividends and
  distributions ................            (.14)         (1.06)         (1.08)         (1.27)          (.70)          (.55)
                                     ----------------------------------------------------------------------------------------
Net asset value,
  end of period ................         $ 11.38        $ 11.33        $ 11.88        $ 11.97        $ 11.31        $ 11.14
                                     ========================================================================================
Total Return
Total investment return based on
  net asset value(c) ...........            1.68%          4.50%          8.59%         17.87%          7.90%         12.69%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............         $23,394        $21,648        $18,493        $11,715        $11,860        $14,161
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements .............            1.41%(d)       1.41%(e)       1.41%(e)       1.41%(e)       1.40%(e)       1.40%
  Expenses, before waivers/
    reimbursements .............            1.67%(d)       1.67%          1.74%          1.91%          1.90%          1.73%
  Net investment income(b) .....            3.92%(d)       3.75%          3.17%          3.33%          3.66%          4.43%
Portfolio turnover rate ........              26%            54%           105%           138%           174%           267%

See footnote summary on page 47.


--------------------------------------------------------------------------------
44 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                     ---------------------------------------------------------------------------------------
                                                                            Class B
                                     ---------------------------------------------------------------------------------------
                                             Six
                                          Months
                                           Ended
                                     October 31,                                   Year Ended April 30,
                                            2000        --------------------------------------------------------------------
                                     (unaudited)           2000           1999           1998           1997           1996
                                     ---------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........         $ 11.57        $ 12.12        $ 12.19        $ 11.49        $ 11.31        $ 10.51
                                     ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) .......             .19(a)         .36(a)         .30(a)         .32(a)         .34(a)         .43
Net realized and unrealized
  gain (loss) on investment
  transactions .................            (.03)           .07            .63           1.55            .46            .82
                                     ---------------------------------------------------------------------------------------
Net increase in net asset
  value from operations ........             .16            .43            .93           1.87            .80           1.25
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ............            (.10)          (.32)          (.31)          (.33)          (.37)          (.45)
Distributions in excess of net
  investment income ............              -0-            -0-          (.04)            -0-            -0-            -0-
Distributions from net
  realized gains ...............              -0-          (.66)          (.65)          (.84)          (.25)            -0-
                                     ---------------------------------------------------------------------------------------
Total dividends and
  distributions ................            (.10)          (.98)         (1.00)         (1.17)          (.62)          (.45)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period .         $ 11.63        $ 11.57        $ 12.12        $ 12.19        $ 11.49        $ 11.31
                                     =======================================================================================
Total Return
Total investment return based on
  net asset value(c) ...........            1.40%          3.73%          7.82%         17.04%          7.10%         11.95%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............         $35,769        $34,952        $31,177        $28,432        $28,037        $31,979
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements .............            2.11%(d)       2.11%(e)       2.11%(e)       2.11%(e)       2.10%(e)       2.10%
  Expenses, before waivers/
    reimbursements .............            2.40%(d)       2.40%          2.48%          2.61%          2.61%          2.44%
  Net investment income(b) .....            3.22%(d)       3.05%          2.48%          2.63%          2.96%          3.72%
Portfolio turnover rate ........              26%            54%           105%           138%           174%           267%

See footnote summary on page 47.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 45

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                     ----------------------------------------------------------------------------------
                                                                           Class C
                                     ----------------------------------------------------------------------------------
                                             Six
                                          Months
                                           Ended
                                     October 31,                                   Year Ended April 30,
                                            2000        ---------------------------------------------------------------
                                     (unaudited)          2000          1999          1998          1997          1996
                                     ----------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........         $11.58        $12.13        $12.19        $11.49        $11.31        $10.52
                                     ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ........            .19(a)        .36(a)        .30(a)        .32(a)        .34(a)        .41
Net realized and unrealized
  gain (loss) on investment
  transactions ..................           (.04)          .07           .64          1.55           .46           .83
                                     ----------------------------------------------------------------------------------
Net increase in net asset
  value from operations .........            .15           .43           .94          1.87           .80          1.24
                                     ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............           (.10)         (.32)         (.31)         (.33)         (.37)         (.45)
Distribution in excess of net
  investment income .............             -0-           -0-         (.04)           -0-           -0-           -0-
Distributions from net
  realized gains ................             -0-         (.66)         (.65)         (.84)         (.25)           -0-
                                     ----------------------------------------------------------------------------------
Total dividends and distributions           (.10)         (.98)        (1.00)        (1.17)         (.62)         (.45)
                                     ----------------------------------------------------------------------------------
Net asset value, end of period ..         $11.63        $11.58        $12.13        $12.19        $11.49        $11.31
                                     ==================================================================================
Total Return
Total investment return based on
  net asset value(c) ............           1.32%         3.72%         7.91%        17.04%         7.10%        11.84%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............         $7,070        $6,464        $5,688        $4,162        $4,150        $5,326
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements ..............           2.11%(d)      2.11%(e)      2.11%(e)      2.11%(e)      2.10%(e)      2.10%
  Expenses, before waivers/
    reimbursements ..............           2.39%(d)      2.39%         2.47%         2.61%         2.60%         2.45%
  Net investment income(b) ......           3.22%(d)      3.05%         2.47%         2.63%         2.96%         3.71%
Portfolio turnover rate .........             26%           54%          105%          138%          174%          267%

See footnote summary on page 47.


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46 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

(a)   Based on average shares outstanding.
(b)   Net of fees waived and expenses reimbursed by Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
(d)   Annualized.
(e) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below the net expense ratios were as follows:

                           Alliance Growth Investors                       Alliance Conservative Investors
               --------------------------------------------         -------------------------------------------
                             Year Ended April 30,                                Year Ended April 30,
               --------------------------------------------         -------------------------------------------
                2000         1999         1998         1997         2000         1999         1998         1997
               ------------------------------------------------------------------------------------------------
Class A        1.45%        1.54%        1.59%        1.55%        1.40%        1.40%        1.40%        1.40%
Class B        2.17%        2.27%        2.29%        2.26%        2.10%        2.10%        2.10%        2.10%
Class C        2.16%        2.27%        2.29%        2.26%        2.10%        2.10%        2.10%        2.10%


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                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 47

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

capital

Cash or goods that are used to generate income. Also, the net worth of a business (the amount by which its assets exceed its liabilities).

common stock

A type of security that represents ownership in a public company.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

fixed-income security

A bond.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

inflation

The overall general upward price movement of goods and services in an economy.

maturity

The date that an obligation becomes due for payment.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding. NAV can be used in reference to either an individual share or the entire assets of a mutual fund.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.


--------------------------------------------------------------------------------
48 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $474 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 38 of the FORTUNE 100 companies and public retirement funds in 35 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 585 investment professionals in 28 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 10/2/00.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 49

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Biotechnology Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
50 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
John H. Dobkin(1)
David H. Dievler(1)
William H. Foulk, Jr.(1)
Brenton W. Harries(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce Calvert, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Nicholas D. P. Carn, Vice President
Edmund P. Bergan, Jr., Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110-02624

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 800-221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036-2798

(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 51

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
52 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

Alliance Growth Investors and Conservative Investors Funds
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

GICISR1000